Quarterly Holdings Report
for

Fidelity Advisor® Mortgage Securities Fund

November 30, 2020

AMOR-QTLY-0121
1.813053.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 158.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 32.0%
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (a)(b)	26	27
12 month U.S. LIBOR + 1.460% 2.991% 1/1/35 (a)(b)	36	38
12 month U.S. LIBOR + 1.530% 3.535% 3/1/36 (a)(b)	20	20
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (a)(b)	5	5
12 month U.S. LIBOR + 1.620% 2.698% 5/1/36 (a)(b)	71	75
12 month U.S. LIBOR + 1.680% 3.055% 11/1/36 (a)(b)	8	9
12 month U.S. LIBOR + 1.680% 3.435% 4/1/36 (a)(b)	43	45
12 month U.S. LIBOR + 1.710% 2.672% 8/1/35 (a)(b)	73	76
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (a)(b)	6	6
12 month U.S. LIBOR + 1.740% 3.488% 3/1/40 (a)(b)	27	29
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (a)(b)	18	18
12 month U.S. LIBOR + 1.750% 3.382% 7/1/35 (a)(b)	7	7
12 month U.S. LIBOR + 1.800% 2.698% 12/1/40 (a)(b)	648	678
12 month U.S. LIBOR + 1.800% 3.818% 1/1/42 (a)(b)	36	37
12 month U.S. LIBOR + 1.810% 3.826% 2/1/42 (a)(b)	45	47
U.S. TREASURY 1 YEAR INDEX + 1.720% 2.1% 7/1/35 (a)(b)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (a)(b)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.631% 6/1/36 (a)(b)	59	61
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (a)(b)	11	11
2.5% 5/1/31 to 10/1/50	48,051	50,839
3% 8/1/27 to 7/1/50 (c)(d)	173,469	183,820
3.5% 7/1/32 to 5/1/50	101,141	108,018
4% 5/1/29 to 11/1/49	18,651	20,414
4.5% 5/1/25 to 9/1/49	13,621	15,142
5% 10/1/21 to 2/1/49	4,596	5,232
5.243% 8/1/41 (a)	343	388
6.5% 12/1/23 to 5/1/38	298	342
6.572% 2/1/39 (a)	232	256
7% to 7% 9/1/21 to 5/1/30	276	314
7.5% to 7.5% 8/1/22 to 9/1/32	235	275
8% 12/1/29 to 3/1/37	11	14
8.5% 2/1/22 to 3/1/23	7	7
9% 10/1/30	80	94
9.5% 6/1/22 to 8/1/22	0	0
		386,348
Freddie Mac - 14.2%
12 month U.S. LIBOR + 1.500% 3.076% 3/1/36 (a)(b)	73	76
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (a)(b)	17	18
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (a)(b)	89	93
12 month U.S. LIBOR + 1.750% 3.088% 12/1/40 (a)(b)	261	272
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (a)(b)	6	6
12 month U.S. LIBOR + 1.870% 2.796% 10/1/42 (a)(b)	40	42
12 month U.S. LIBOR + 1.960% 2.851% 6/1/33 (a)(b)	142	149
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (a)(b)	36	38
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (a)(b)	61	64
6 month U.S. LIBOR + 1.720% 2.274% 8/1/37 (a)(b)	37	38
6 month U.S. LIBOR + 1.830% 2.58% 5/1/37 (a)(b)	9	10
6 month U.S. LIBOR + 2.020% 3.012% 6/1/37 (a)(b)	170	177
6 month U.S. LIBOR + 2.690% 2.993% 10/1/35 (a)(b)	5	5
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.731% 5/1/34 (a)(b)	2	2
2.5% 6/1/31 to 7/1/50	16,156	16,960
3% 4/1/32 to 6/1/50	32,255	34,226
3.5% 3/1/32 to 3/1/50	56,426	60,907
3.5% 8/1/47	64	69
4% 1/1/36 to 6/1/48	36,817	40,387
4% 4/1/48	32	35
4.5% 7/1/25 to 12/1/48	12,256	13,616
5% 7/1/33 to 7/1/41	1,396	1,590
5.5% 6/1/22	35	36
6% 3/1/24 to 6/1/39	548	636
6.5% 5/1/21 to 9/1/39	755	867
7% 6/1/21 to 9/1/36	365	423
7.5% 1/1/27 to 7/1/34	572	666
		171,408
Ginnie Mae - 44.5%
3% 6/15/42 to 9/20/50	35,399	37,303
3.5% 9/20/40 to 4/20/50	44,582	48,298
4% 7/20/33 to 5/20/49	47,106	51,338
4.5% 8/15/33 to 4/20/47	15,432	17,275
5.5% 12/15/38 to 9/15/39	250	295
6.5% 10/15/34 to 7/15/36	93	109
7% to 7% 2/15/24 to 4/20/32	325	373
7.5% to 7.5% 2/15/22 to 12/15/29	59	67
8% 11/15/21 to 10/15/25	28	30
8.5% 11/15/27 to 10/15/28	31	35
2% 12/1/50 (e)	9,200	9,624
2.5% 12/1/50 (e)	21,000	22,119
2.5% 12/1/50 (e)	16,850	17,748
2.5% 12/1/50 (e)	13,000	13,693
2.5% 12/1/50 (e)	1,650	1,738
2.5% 12/1/50 (e)	1,400	1,475
2.5% 12/1/50 (e)	1,650	1,738
2.5% 12/1/50 (e)	4,450	4,687
2.5% 12/1/50 (e)	4,000	4,213
2.5% 12/1/50 (e)	500	527
2.5% 12/1/50 (e)	3,950	4,161
2.5% 12/1/50 (e)	4,600	4,845
2.5% 12/1/50 (e)	8,900	9,374
2.5% 1/1/51 (e)	7,800	8,198
2.5% 1/1/51 (e)	7,500	7,882
2.5% 1/1/51 (e)	11,800	12,402
3% 12/1/50 (e)	13,750	14,350
3% 12/1/50 (e)	19,800	20,665
3% 1/1/51 (e)	9,250	9,658
3% 1/1/51 (e)	5,100	5,325
3.5% 12/1/50 (e)	15,400	16,265
3.5% 12/1/50 (e)	20,600	21,757
3.5% 12/1/50 (e)	1,250	1,320
3.5% 12/1/50 (e)	6,600	6,971
3.5% 12/1/50 (e)	550	581
3.5% 12/1/50 (e)	2,100	2,218
3.5% 12/1/50 (e)	3,000	3,169
3.5% 12/1/50 (e)	40,175	42,432
3.5% 1/1/51 (e)	11,750	12,406
3.5% 1/1/51 (e)	18,300	19,321
3.5% 1/1/51 (e)	21,600	22,805
3.5% 1/1/51 (e)	5,900	6,229
3.5% 1/1/51 (e)	6,750	7,127
3.5% 1/1/51 (e)	40,175	42,417
5% 9/20/33 to 4/20/48	2,732	3,105
		537,668
Uniform Mortgage Backed Securities - 67.4%
1.5% 12/1/35 (e)	9,700	9,946
1.5% 12/1/35 (e)	6,800	6,973
1.5% 12/1/35 (e)	9,700	9,946
1.5% 12/1/35 (e)	2,500	2,563
1.5% 12/1/35 (e)	4,300	4,409
1.5% 1/1/36 (e)	1,850	1,895
1.5% 1/1/36 (e)	650	666
1.5% 1/1/36 (e)	9,200	9,423
1.5% 1/1/36 (e)	15,700	16,081
2% 12/1/35 (e)	16,550	17,229
2% 12/1/35 (e)	21,800	22,694
2% 12/1/35 (e)	23,150	24,100
2% 12/1/35 (e)	16,900	17,593
2% 1/1/36 (e)	21,450	22,302
2% 1/1/36 (e)	40,050	41,642
2% 12/1/50 (e)	8,600	8,933
2% 12/1/50 (e)	8,600	8,933
2% 12/1/50 (e)	17,350	18,023
2% 12/1/50 (e)	13,750	14,283
2% 12/1/50 (e)	4,450	4,623
2% 12/1/50 (e)	4,100	4,259
2% 12/1/50 (e)	11,600	12,050
2% 12/1/50 (e)	5,750	5,973
2% 12/1/50 (e)	4,400	4,571
2% 12/1/50 (e)	4,400	4,571
2% 12/1/50 (e)	2,000	2,078
2% 12/1/50 (e)	8,350	8,674
2% 12/1/50 (e)	2,400	2,493
2% 1/1/51 (e)	4,400	4,561
2.5% 12/1/35 (e)	8,600	8,940
2.5% 12/1/35 (e)	32,700	33,993
2.5% 12/1/35 (e)	6,300	6,549
2.5% 12/1/35 (e)	6,500	6,757
2.5% 12/1/35 (e)	4,650	4,834
2.5% 12/1/35 (e)	3,250	3,378
2.5% 12/1/50 (e)	6,250	6,548
2.5% 12/1/50 (e)	5,950	6,234
2.5% 12/1/50 (e)	4,200	4,400
2.5% 12/1/50 (e)	4,200	4,400
2.5% 12/1/50 (e)	5,950	6,234
2.5% 12/1/50 (e)	6,250	6,548
3% 12/1/50 (e)	23,300	24,341
3% 12/1/50 (e)	27,950	29,199
3% 12/1/50 (e)	28,400	29,669
3% 12/1/50 (e)	28,400	29,669
3% 12/1/50 (e)	3,400	3,552
3% 12/1/50 (e)	13,100	13,685
3% 12/1/50 (e)	10,400	10,865
3% 12/1/50 (e)	24,000	25,073
3% 12/1/50 (e)	28,900	30,191
3% 12/1/50 (e)	3,500	3,656
3% 12/1/50 (e)	4,500	4,701
3% 1/1/51 (e)	11,800	12,335
3% 1/1/51 (e)	13,050	13,641
3% 1/1/51 (e)	22,850	23,885
3.5% 12/1/50 (e)	14,650	15,452
3.5% 12/1/50 (e)	7,150	7,542
3.5% 12/1/50 (e)	8,250	8,702
3.5% 12/1/50 (e)	7,400	7,805
3.5% 12/1/50 (e)	22,100	23,310
3.5% 12/1/50 (e)	20,000	21,095
3.5% 12/1/50 (e)	7,450	7,858
3.5% 12/1/50 (e)	6,850	7,225
3.5% 12/1/50 (e)	2,100	2,215
4% 12/1/50 (e)	6,350	6,775
4% 12/1/50 (e)	800	854
4% 12/1/50 (e)	11,550	12,324
4% 12/1/50 (e)	8,800	9,390
4% 12/1/50 (e)	5,700	6,082
4% 12/1/50 (e)	8,600	9,176
4% 12/1/50 (e)	3,750	4,001
		814,570
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,888,085)		1,909,994

Asset-Backed Securities - 1.4%
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5101% 10/25/35 (a)(b)	$306	$305
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (f)	48	48
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (f)	2,064	2,086
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5001% 10/25/37 (a)(b)(f)	1,885	1,893
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (f)	223	224
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (f)	325	326
Series 2019-HP1 Class A, 2.59% 12/15/26 (f)	1,189	1,203
Series 2019-P1 Class A, 2.94% 7/15/26 (f)	215	216
GMF Floorplan Owner Revolving Trust Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5509% 9/15/23 (a)(b)(f)	325	325
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)(g)	21	8
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.7778% 4/10/31 (a)(b)(f)	276	276
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (f)	414	444
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (f)	1,323	1,325
Series 2020-1A Class A1, 1.2686% 9/25/30 (f)	1,202	1,200
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.0148% 7/25/25 (a)(b)	57	57
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25 (f)	495	497
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (f)	711	760
Series 2018-6 Class A1A, 3.75% 3/25/58 (f)	3,289	3,462
Series 2019-1 Class A1, 3.7236% 3/25/58 (a)(f)	1,528	1,640
Series 2020-4 Class A1, 1.75% 10/25/60 (f)	605	618
TOTAL ASSET-BACKED SECURITIES
(Cost $16,483)		16,913

Collateralized Mortgage Obligations - 4.2%
Private Sponsor - 1.0%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.2881% 6/27/36 (a)(b)(f)	76	76
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (f)	$44	$44
Series 2012-RR5 Class 8A5, 0.5514% 7/26/36 (a)(f)	83	82
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	1,225	1,222
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4143% 5/27/37 (a)(b)(f)	1,104	1,044
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(f)(g)	139	0
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (f)	513	528
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5965% 2/20/49 (a)(b)	1,263	1,276
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6565% 8/25/60 (a)(b)(f)	477	477
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.0261% 12/22/69 (a)(b)(f)	444	445
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(f)	2,972	3,038
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (f)	158	160
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (f)	1,400	1,400
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (a)(b)(f)	1,128	1,130
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7901% 9/25/43 (a)(b)	1,036	1,007
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.8781% 9/25/33 (a)	136	134
		12,063
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9499% 12/25/33 (a)(h)(i)	104	29
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	160	178
Series 1999-32 Class PL, 6% 7/25/29	161	180
Series 1999-33 Class PK, 6% 7/25/29	120	134
Series 2001-52 Class YZ, 6.5% 10/25/31	16	19
Series 2005-39 Class TE, 5% 5/25/35	261	293
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1597% 8/25/35 (a)(i)	11	16
Series 2012-149:
Class DA, 1.75% 1/25/43	123	127
Class GA, 1.75% 6/25/42	133	137
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	161	181
Series 2001-31 Class ZC, 6.5% 7/25/31	71	82
Series 2002-16 Class ZD, 6.5% 4/25/32	30	35
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3999% 11/25/32 (a)(h)(i)	57	8
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	133	8
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4899% 12/25/36 (a)(h)(i)	72	20
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2899% 5/25/37 (a)(h)(i)	40	9
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3752% 9/25/23 (a)(i)	5	6
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9499% 3/25/33 (a)(h)(i)	26	6
Series 2005-79 Class ZC, 5.9% 9/25/35	206	236
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.7192% 6/25/37 (a)(i)	138	294
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 38.6992% 7/25/37 (a)(i)	38	72
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1999% 3/25/38 (a)(h)(i)	203	43
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8999% 12/25/40 (a)(h)(i)	194	40
Class ZA, 4.5% 12/25/40	100	111
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	146	9
Series 2010-150 Class ZC, 4.75% 1/25/41	770	867
Series 2010-95 Class ZC, 5% 9/25/40	1,630	1,845
Series 2011-4 Class PZ, 5% 2/25/41	297	347
Series 2011-67 Class AI, 4% 7/25/26 (h)	44	2
Series 2011-83 Class DI, 6% 9/25/26 (h)	20	1
Series 2012-100 Class WI, 3% 9/25/27 (h)	492	33
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5008% 12/25/30 (a)(h)(i)	149	10
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3999% 6/25/41 (a)(h)(i)	167	14
Series 2013-133 Class IB, 3% 4/25/32 (h)	311	11
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8999% 1/25/44 (a)(h)(i)	168	28
Series 2013-51 Class GI, 3% 10/25/32 (h)	156	11
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5699% 6/25/35 (a)(h)(i)	201	41
Series 2015-42 Class IL, 6% 6/25/45 (h)	826	161
Series 2015-70 Class JC, 3% 10/25/45	1,043	1,107
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	461	93
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (a)(h)	58	13
Series 351:
Class 12, 5.5% 4/25/34 (a)(h)	37	7
Class 13, 6% 3/25/34 (h)	51	10
Series 359 Class 19, 6% 7/25/35 (a)(h)	31	6
Series 384 Class 6, 5% 7/25/37 (h)	112	19
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	183	205
Series 2104 Class PG, 6% 12/15/28	53	60
Series 2121 Class MG, 6% 2/15/29	72	81
Series 2154 Class PT, 6% 5/15/29	142	159
Series 2162 Class PH, 6% 6/15/29	18	20
Series 2520 Class BE, 6% 11/15/32	105	121
Series 2693 Class MD, 5.5% 10/15/33	1,756	2,028
Series 2802 Class OB, 6% 5/15/34	285	321
Series 3002 Class NE, 5% 7/15/35	168	188
Series 3189 Class PD, 6% 7/15/36	145	173
Series 3415 Class PC, 5% 12/15/37	47	53
Series 3786 Class HI, 4% 3/15/38 (h)	83	2
Series 3806 Class UP, 4.5% 2/15/41	422	467
Series 3832 Class PE, 5% 3/15/41	746	837
Series 4135 Class AB, 1.75% 6/15/42	100	103
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	25	28
Series 2135 Class JE, 6% 3/15/29	95	107
Series 2274 Class ZM, 6.5% 1/15/31	54	62
Series 2281 Class ZB, 6% 3/15/30	34	38
Series 2357 Class ZB, 6.5% 9/15/31	103	121
Series 2502 Class ZC, 6% 9/15/32	98	113
Series 3871 Class KB, 5.5% 6/15/41	599	713
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4591% 2/15/36 (a)(h)(i)	48	10
Series 1658 Class GZ, 7% 1/15/24	66	72
Series 2013-4281 Class AI, 4% 12/15/28 (h)	281	14
Series 2017-4683 Class LM, 3% 5/15/47	909	966
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0591% 11/15/31 (a)(h)(i)	305	47
Series 2587 Class IM, 6.5% 3/15/33 (h)	52	11
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.8843% 8/15/24 (a)(i)	1	1
Class SD, 86.400% - 1 month U.S. LIBOR 84.6185% 8/15/24 (a)(i)	1	1
Series 2933 Class ZM, 5.75% 2/15/35	449	532
Series 2935 Class ZK, 5.5% 2/15/35	561	643
Series 2947 Class XZ, 6% 3/15/35	253	294
Series 2996 Class ZD, 5.5% 6/15/35	334	395
Series 3237 Class C, 5.5% 11/15/36	461	533
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5191% 11/15/36 (a)(h)(i)	161	41
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6091% 3/15/37 (a)(h)(i)	233	63
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6191% 4/15/37 (a)(h)(i)	331	89
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4391% 6/15/37 (a)(h)(i)	144	34
Series 3949 Class MK, 4.5% 10/15/34	117	130
Series 3955 Class YI, 3% 11/15/21 (h)	45	0
Series 4055 Class BI, 3.5% 5/15/31 (h)	283	11
Series 4149 Class IO, 3% 1/15/33 (h)	79	8
Series 4314 Class AI, 5% 3/15/34 (h)	97	7
Series 4427 Class LI, 3.5% 2/15/34 (h)	572	32
Series 4471 Class PA 4% 12/15/40	796	854
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	73	83
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,308	1,441
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	329	358
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5491% 6/16/37 (a)(h)(i)	79	19
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4761% 7/20/60 (a)(b)(j)	174	173
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.44% 9/20/60 (a)(b)(j)	212	211
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.44% 8/20/60 (a)(b)(j)	218	218
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 4/20/61 (a)(b)(j)	78	78
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.79% 5/20/61 (a)(b)(j)	10	10
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.5465% 1/20/49 (a)(b)	314	316
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6465% 10/20/49 (a)(b)	620	627
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5965% 12/20/49 (a)(b)	2,690	2,708
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.5465% 5/20/49 (a)(b)	271	273
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6465% 8/20/49 (a)(b)	873	882
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5465% 3/20/50 (a)(b)	2,582	2,600
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.707% 12/20/40 (a)(i)	785	942
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	72	5
Series 2016-69 Class WA, 3% 2/20/46	450	466
Series 2017-134 Class BA, 2.5% 11/20/46	155	163
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	247	280
Series 2010-160 Class DY, 4% 12/20/40	1,461	1,608
Series 2010-170 Class B, 4% 12/20/40	325	358
Series 2017-139 Class BA, 3% 9/20/47	1,914	2,043
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3591% 5/16/34 (a)(h)(i)	142	30
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0591% 8/17/34 (a)(h)(i)	49	12
Series 2011-52 Class HI, 7% 4/16/41 (h)	567	114
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5591% 6/16/42 (a)(h)(i)	256	59
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4713% 4/20/39 (a)(i)	45	47
Class ST, 8.800% - 1 month U.S. LIBOR 8.6047% 8/20/39 (a)(i)	149	154
Series 2013-149 Class MA, 2.5% 5/20/40	1,680	1,749
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	193	195
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)	56	56
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.47% 8/20/66 (a)(b)(j)	2,813	2,785
		38,750
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $49,528)		50,813

Commercial Mortgage Securities - 3.5%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (a)(b)(f)	959	959
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (f)	525	524
Series 2019-BPR Class BNM, 3.465% 11/5/32 (f)	118	105
Benchmark Mortgage Trust:
sequential payer Series 2019-B13 Class A4, 2.952% 8/15/57	236	262
Series 2019-B14 Class XA, 0.914% 12/15/62 (a)(h)	7,294	370
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/22 (a)(b)(f)	550	551
BX Trust floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (a)(b)(f)	178	172
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (a)(b)(f)	390	387
Class B, 1 month U.S. LIBOR + 1.250% 1.3909% 11/15/36 (a)(b)(f)	500	493
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(b)(f)	1,302	1,246
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0396% 9/10/58 (a)(h)	17,093	601
Series 2016-P6 Class XA, 0.9188% 12/10/49 (a)(h)	17,358	467
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (f)	304	319
Series 2014-CR20 Class XA, 1.1727% 11/10/47 (a)(h)	4,108	135
Series 2014-LC17 Class XA, 0.8755% 10/10/47 (a)(h)	13,915	309
Series 2014-UBS6 Class XA, 1.0361% 12/10/47 (a)(h)	10,331	288
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0209% 12/15/31 (a)(b)(f)	2,001	1,992
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (f)	672	667
Freddie Mac:
sequential payer:
Series 2020-K118 Class A2, 1.493% 9/25/30	1,500	1,546
Series 2020-K120 Class A2, 1.5% 10/25/30	3,800	3,919
Series 2020-K119 Class A2, 1.566% 9/25/30	3,500	3,638
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.5909% 9/15/31 (a)(b)(f)	9,113	8,328
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2309% 10/15/31 (a)(b)(f)	562	555
Series 2014-GC20 Class XA, 1.2041% 4/10/47 (a)(h)	3,949	94
Series 2015-GC34 Class XA, 1.397% 10/10/48 (a)(h)	8,261	399
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	700	751
Series 2014-C19 Class XA, 0.8981% 4/15/47 (a)(h)	3,426	59
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	200	207
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (f)	899	948
Class XAFX, 1.2948% 7/5/33 (a)(f)(h)	7,720	201
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.2041% 10/15/48(a)(h)	10,131	398
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.9909% 8/15/33 (a)(b)(f)	2,179	2,115
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (f)	1,140	1,178
Series 2019-MEAD Class B, 3.283% 11/10/36 (a)(f)	165	160
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 1.6909% 3/15/36 (a)(b)(f)	1,888	1,887
Class C, 1 month U.S. LIBOR + 2.100% 2.2409% 3/15/36 (a)(b)(f)	600	542
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1877% 12/15/50 (a)(h)	13,025	693
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9314% 4/10/46 (a)(b)(f)	1,180	1,180
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2016-LC24 Class A3, 2.684% 10/15/49	900	970
Series 2015-C31 Class XA, 1.1332% 11/15/48 (a)(h)	8,680	354
Series 2017-C42 Class XA, 1.0298% 12/15/50 (a)(h)	15,453	793
Series 2018-C46 Class XA, 1.106% 8/15/51 (a)(h)	10,198	503
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8635% 6/15/46 (a)(b)(f)	1,112	1,112
Series 2014-C24 Class XA, 0.9787% 11/15/47 (a)(h)	6,289	154
Series 2014-LC14 Class XA, 1.3609% 3/15/47 (a)(h)	6,341	209
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $43,847)		42,740
	Shares	Value (000s)

Money Market Funds - 24.2%
Fidelity Cash Central Fund 0.09% (k)
(Cost $292,510)	292,451,607	292,510

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	17,600	$458
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,200	43
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	8,400	80
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	11,000	46

TOTAL PUT OPTIONS			627

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	17,600	282
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,200	168
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	8,400	360
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	11,000	718

TOTAL CALL OPTIONS			1,528

TOTAL PURCHASED SWAPTIONS
(Cost $2,145)			2,155
TOTAL INVESTMENT IN SECURITIES - 191.6%
(Cost $2,292,598)			2,315,125
NET OTHER ASSETS (LIABILITIES) - (91.6)%			(1,107,061)
NET ASSETS - 100%			$1,208,064

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2.5% 12/1/50	$(500)	$(527)
2.5% 12/1/50	(13,000)	(13,693)
2.5% 12/1/50	(8,600)	(9,058)
2.5% 12/1/50	(7,800)	(8,216)
2.5% 12/1/50	(7,500)	(7,900)
2.5% 12/1/50	(1,650)	(1,738)
2.5% 12/1/50	(4,450)	(4,687)
2.5% 12/1/50	(4,000)	(4,213)
2.5% 12/1/50	(500)	(527)
2.5% 12/1/50	(3,950)	(4,161)
2.5% 12/1/50	(4,600)	(4,845)
2.5% 12/1/50	(11,800)	(12,429)
3% 12/1/50	(13,750)	(14,350)
3% 12/1/50	(9,250)	(9,654)
3% 12/1/50	(5,100)	(5,323)
3.5% 12/1/50	(11,750)	(12,410)
3.5% 12/1/50	(18,300)	(19,328)
3.5% 12/1/50	(40,175)	(42,432)

TOTAL GINNIE MAE		(175,491)

Uniform Mortgage Backed Securities
1.5% 12/1/35	(14,000)	(14,355)
1.5% 12/1/35	(1,850)	(1,897)
1.5% 12/1/35	(650)	(666)
1.5% 12/1/35	(9,700)	(9,946)
1.5% 12/1/35	(2,500)	(2,563)
1.5% 12/1/35	(4,300)	(4,409)
2% 12/1/35	(21,450)	(22,330)
2% 12/1/35	(40,050)	(41,693)
2% 12/1/35	(16,900)	(17,593)
2% 1/1/36	(19,200)	(19,963)
2% 12/1/50	(11,600)	(12,050)
2% 12/1/50	(2,750)	(2,857)
2% 12/1/50	(5,150)	(5,350)
2% 12/1/50	(6,400)	(6,648)
2% 12/1/50	(9,650)	(10,024)
2% 12/1/50	(4,450)	(4,623)
2% 12/1/50	(4,100)	(4,259)
2% 12/1/50	(11,600)	(12,050)
2% 12/1/50	(5,750)	(5,973)
2% 12/1/50	(4,400)	(4,571)
2% 12/1/50	(4,400)	(4,571)
2% 12/1/50	(2,000)	(2,078)
2% 12/1/50	(10,750)	(11,167)
2% 12/1/50	(2,000)	(2,078)
2% 12/1/50	(8,350)	(8,674)
2% 12/1/50	(2,400)	(2,493)
2% 1/1/51	(4,400)	(4,561)
2.5% 12/1/50	(16,400)	(17,183)
2.5% 12/1/50	(4,200)	(4,400)
2.5% 12/1/50	(5,950)	(6,234)
2.5% 12/1/50	(6,250)	(6,548)
3% 12/1/50	(12,850)	(13,424)
3% 12/1/50	(14,000)	(14,626)
3% 12/1/50	(5,750)	(6,007)
3% 12/1/50	(11,800)	(12,327)
3% 12/1/50	(13,050)	(13,633)
3% 12/1/50	(22,850)	(23,871)
3% 12/1/50	(44,500)	(46,489)
3.5% 12/1/50	(1,250)	(1,318)
3.5% 12/1/50	(550)	(580)
3.5% 12/1/50	(2,100)	(2,215)
3.5% 12/1/50	(3,000)	(3,164)
3.5% 12/1/50	(2,100)	(2,215)
3.5% 12/1/50	(5,800)	(6,118)
4% 12/1/50	(7,450)	(7,949)
4% 12/1/50	(6,850)	(7,309)
4% 12/1/50	(10,100)	(10,777)
4% 12/1/50	(3,100)	(3,308)
4% 12/1/50	(5,700)	(6,082)
4% 12/1/50	(8,600)	(9,176)
4% 12/1/50	(3,750)	(4,000)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(468,395)

TOTAL TBA SALE COMMITMENTS
(Proceeds $642,701)		$(643,886)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	22,200	$(570)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	22,200	(549)
TOTAL WRITTEN SWAPTIONS			$(1,119)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	136	March 2021	$17,140	$22	$22
CBOT Long Term U.S. Treasury Bond Contracts (United States)	145	March 2021	25,361	152	152
TOTAL PURCHASED					174

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	688	March 2021	95,062	(185)	(185)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	483	March 2021	106,671	(65)	(65)
TOTAL SOLD					(250)

TOTAL FUTURES CONTRACTS					$(76)

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

The notional amount of futures sold as a percentage of Net Assets is 16.7%

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$19,150	$(123)	$0	$(123)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,820	(18)	(92)	(110)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,700	(11)	(22)	(33)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,050	(20)	(42)	(62)
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,300	(9)	(16)	(25)
CMBX N.A. AAA Index Series 12		Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	1,500	(10)	(18)	(28)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,400	(15)	(112)	(127)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,800	(17)	(99)	(116)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,000	(13)	(55)	(68)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,450	(9)	(7)	(16)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,280	(8)	(11)	(19)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,200	(14)	(24)	(38)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,100	(7)	4	(3)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,200	(27)	(32)	(59)
CMBX N.A. AAA Index Series 13		Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	3,800	(3)	(5)	(8)

TOTAL CREDIT DEFAULT SWAPS							$(304)	$(531)	$(835)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$37,765	$(20)	$0	$(20)
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Mar. 2026	2,686	10	0	10
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	1,271	3	0	3

TOTAL INTEREST RATE SWAPS							$(7)	$0	$(7)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $812,000.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $378,000.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,818,000 or 4.3% of net assets.

 (g) Level 3 security

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$52
Total	$52

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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